Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Line Items]
Weighted-average interest rate on sale-leaseback financings	7.90%
Sale leaseback transaction, Net book value	$ 5.0
Capital leases and sale leaseback financings income statement interest expense	101.5	$ 98.0
Operating leases total rent expense	181.0	$ 113.8
Restructuring charge	46.0
Contract Termination [Member]
Leases [Line Items]
Restructuring charge	64.4
Restructuring Impairment Site Closures And Related Costs [Member]
Leases [Line Items]
Restructuring charge	$ 64.4
Maximum [Member]
Leases [Line Items]
Capital lease expiration year	2054
Sale leaseback financings term	36 months
Operating leases expiration year	2045
Minimum [Member]
Leases [Line Items]
Capital lease expiration year	2022
Sale leaseback financings term	24 months
Operating leases expiration year	2022